LONG-TERM BANK DEBT	12 Months Ended
Dec. 31, 2011
LONG-TERM BANK DEBT [Abstract]
LONG-TERM BANK DEBT
NOTE 10:-	LONG-TERM BANK DEBT

a.	Classified by currency, linkage terms and interest rates:

	Linkage	Interest rate		December 31,
	terms	2010	2011	2010	2011
		%

Bank loan	U.S. $	0.87	-	$480	$-
Bank loan	NIS	3	4.26	73	71

				553	71
Less - current maturities				503	33

				$50	$38
Weighted average interest rates at the end of the year		1.15	4.26

b.	As of December 31, 2011, the aggregate annual maturities of the long-term loans are as follows:

2012	$33
2013	33
2014	5

$71

c.	As for charges, see Note 11g.